UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-22500

                             A&Q Multi-Strategy Fund

(Exact name of registrant as specified in charter)

600 Washington Boulevard

                                         Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

Keith A. Weller, Esq.

UBS Business Solutions US LLC

One North Wacker Drive

                                         Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203)-719-1428

Date of fiscal year end:     March 31

Date of reporting period:     July 1, 2021 – June 30, 2022

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (17 CFR 239.24 and 274.5), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2021 TO JUNE 30, 2022

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer/Shareholder	Whether Fund Cast Vote on Matter	Fund’s Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote was For or Against Management

Redwood Opportunity Offshore Fund, Ltd	N/A	N/A	7/23/2021	Consent to Incentive Allocation Update	Issuer	Yes	For	For

York Asian Opportunities Fund L.P	N/A	N/A	11/1/2021	Vote to Approve the Proposed Management Transfer and the Revised Fund Documents	Issuer	Yes	For	For

L&R Asia Credit Alpha Fund	N/A	N/A	2/11/2022	Consent to the Conversion	Issuer	Yes	For	For

Symmetry International Fund, Ltd	N/A	N/A	3/14/2022	Elect to pay the 2021 Returned Profits to the Investor entirely as a cash distribution	Issuer	Yes	For	For

Elan Feeder Fund Ltd.	N/A	N/A	6/20/2022	Consent to the Proposed Amendments	Issuer	Yes	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant A&Q Multi-Strategy Fund

By (Signature and Title)* /s/ Dylan Germishuys
Dylan Germishuys, Principal Executive Officer

Date August 17, 2022

*Print the name and title of each signing officer under his or her signature.